Taxation (Details)	12 Months Ended									1 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Minimum CNY	Dec. 31, 2012 Hong Kong USD ($)	Dec. 31, 2011 Hong Kong USD ($)	Dec. 31, 2010 Hong Kong USD ($)	Dec. 31, 2012 Hong Kong Minimum	Dec. 31, 2012 Hong Kong Maximum	Jan. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2013 Shanghai Taomee PRC	Dec. 31, 2012 Shanghai Taomee PRC USD ($)	Dec. 31, 2011 Shanghai Taomee PRC	Dec. 31, 2010 Shanghai Taomee PRC	Dec. 31, 2009 Shanghai Taomee PRC	Dec. 31, 2014 Shanghai Shengran	Dec. 31, 2013 Shanghai Shengran	Dec. 31, 2012 Shanghai Shengran	Dec. 31, 2011 Shanghai Shengran	Dec. 31, 2014 Shanghai Shengran PRC	Dec. 31, 2013 Shanghai Shengran PRC	Dec. 31, 2012 Shanghai Shengran PRC USD ($)	Dec. 31, 2012 Shanghai Qidong PRC	Dec. 31, 2012 Shanghai Animation PRC	Dec. 31, 2012 Guangdong Taomee	Dec. 31, 2012 Shanghai Xinsheng
Taxation
Profit tax provided	$ (854,904)	$ 1,727,070	$ (2,503,727)		$ 0	$ 0	$ 0
Tax exemption period due to Software Enterprise Certification										2 years
Partial tax reduction period due to Software Enterprise Certification										3 years
Percentage of tax reduction due to Software Enterprise Certification																50.00%	50.00%	50.00%	50.00%
Effective tax rate (as a percent)	(12.40%)	10.20%	(13.10%)								12.50%	12.50%	12.50%	0.00%	0.00%					12.50%	12.50%	12.50%	25.00%	25.00%	25.00%	25.00%
Adjustment as a one-time tax benefit																						2,100,000
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law (as a percent)					10.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds at least 25% in FIE (as a percent)					5.00%
Equity interest directly owned by residents in the foreign country in PRC subsidiaries for lower withholding tax (as a percent)								25.00%
Withholding income tax rate on dividends which arise from profits of FIEs under EIT Law if the foreign investor is incorporated in Hong Kong and holds less than 25% (as a percent)					10.00%
Equity interest directly owned by residents in the foreign country in PRC subsidiaries for lower withholding tax (as a percent)									25.00%
Amount provided for withholding income tax for undistributed profits																						0
Deferred tax liability	13,473	10,910										0
Gross unrecognized tax benefits	0	0	0
Period under statute of limitations, underpayment of taxes	3 years
Extended period under statute of limitations (in years)	5 years
Amount of underpayment of tax liability considered as a special circumstance for applicability of extended period under statute of limitations				100,000
Period under statute of limitations in case of transfer pricing related adjustment	10 years